[LOGO OF SMITH BARNEY MUTUAL FUNDS]



                                 SMITH BARNEY
                                    MANAGED
                             GOVERNMENTS Fund Inc.

                                                        STYLE PURE SERIES

                                                        SEMI-ANNUAL REPORT

                                                        JANUARY 31, 2000

                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]

           NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Smith Barney Managed
Governments Fund Inc.


The Smith Barney Managed Governments Fund Inc. ("Fund") seeks high current income consistent with liquidity and safety of capital. The Fund seeks to achieve its objective primarily through investments in varied maturity mortgage-backed debt obligations issued by the U.S. government or its agencies such as GNMA, FNMA and FHLMC.


Smith Barney Managed Governments Fund Inc.
Average Annual Total Returns
January 31, 2000
                                             Without Sales Charges(1)
                                      ------------------------------------------
                                      Class A        Class B          Class L
================================================================================
Six-Months+                            0.62%           0.34%           0.39%
--------------------------------------------------------------------------------
One-Year                              (1.80)          (2.33)          (2.25)
--------------------------------------------------------------------------------
Five-Year                              5.83            5.28            5.34
--------------------------------------------------------------------------------
Ten-Year                               7.01             N/A             N/A
--------------------------------------------------------------------------------
Since Inception++                      7.98            4.94            4.17
================================================================================

                                               With Sales Charges(2)
                                      ------------------------------------------
                                      Class A         Class B         Class L
================================================================================
Six-Months+                           (3.91)%         (4.06)%         (1.57)%
--------------------------------------------------------------------------------
One-Year                              (6.22)          (6.51)          (4.15)
--------------------------------------------------------------------------------
Five-Year                              4.87            5.12            5.13
--------------------------------------------------------------------------------
Ten-Year                               6.52             N/A             N/A
--------------------------------------------------------------------------------
Since Inception++                      7.65            4.94            4.02
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.
    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
  + Total return is not annualized, as it may not be representative of the total return for the year.
 ++ Inception dates for Class A, B and L shares are September 4, 1984, November
    6, 1992 and June 29, 1993, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

During the period covered by this report, interest rates rose and bond prices declined. Our income-oriented strategy's focus was on selling lower coupon mortgage-backed securities in the 7% range and buying higher coupon mortgages at the 8% level. For the most part, bond fund managers were penalized for taking aggressive maturity positions the past six months. (Maturity is reaching the date at which a debt instrument is due and payable.)

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

                       Class A                      SHMGX
                       Class B                      MGVBX
                       Class L                      SMGLX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter...........................................................1

Historical Performance.......................................................3

Smith Barney Managed Governments
Fund Inc. at a Glance........................................................6

Schedule of Investments......................................................7

Statement of Assets and Liabilities..........................................8

Statement of Operations......................................................9

Statements of Changes in Net Assets.........................................10

Notes to Financial Statements...............................................11

Financial Highlights........................................................16

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]                    [PHOTO]

Heath B. McLendon          James E. Conroy

Chairman                   Vice President and
                           Investment Officer


Dear Shareholder:

We are pleased to provide the semi-annual report for Smith Barney Managed Governments Fund Inc. ("Fund") for the six months ended January 31, 2000. In this report, we summarize the period's prevailing economic and market conditions and briefly outline our portfolio strategy. A detailed summary of performance and current holdings can be found in the appropriate sections that follow.1 We hope you find this report to be useful and informative.


Performance Update

For the six months ended January 31, 2000, the Fund returned 0.62% for Class A shares, excluding the effects of sales charges. In comparison, the average total return for U.S. mortgage securities funds according to Lipper, Inc., an independent fund-tracking organization, was 0.69%.

Also, in comparison, the Lehman Brothers Government Bond Index, a broad-based index of all public debt obligations of the U.S. government and its agencies that has an average maturity of roughly nine years, returned 0.32%. In addition, the Fund distributed income dividends totaling $0.35 per Class A share during the past six months.


Market Update

1999 turned out to be one of the two worst years for the bond market in the 1990s (with 1994 being the other), and perhaps one of the most challenging bond markets in history. In our view, the bond market in 1999 was negatively impacted by diminishing liquidity -- a direct result of the global financial crisis that reached its climax in October of 1998 as well as ongoing Federal Reserve Board ("Fed") policy actions.

Another key factor that weighed down the U.S. bond market during the period was the stellar returns posted by many U.S. stocks, causing most investors to lose interest in bonds and gravitate to hot stock market sectors such as technology and telecommunications. Other noteworthy trends during the period included the big non-event of Y2K, a hotly contested race for the Republican Party Presidential nomination and a U.S. Treasury Department announcement of its intent to buy back U.S. Treasuries as federal government surplus mounts.

During the reporting period, the Fed continued to tighten monetary policy and raised rates. On February 2, 2000, the Fed raised rates for a fourth time in less than eight months, aiming to keep inflation at bay and to curb the nation's rapidly growing economy. In fact, in the fourth quarter of 1999, the U.S. economy posted an annual growth rate of roughly 5.8%. Yet the strength of economic growth relative to inflation was historically low at this point in the economic cycle.

----------
1 Please note the holdings are as of January 31, 2000 and are subject to change.

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     1

The chart below shows the yields for various U.S. Treasuries during the reporting period.2


Yields from U.S. Treasuries
                                           1/31/00       7/30/99
                                           -------       -------
3-month U.S. Treasury Bills                 5.68%         4.74%
2-year U.S. Treasury Bills                  6.59          5.62
5-year U.S. Treasury Notes                  6.69          5.79
10-year U.S. Treasury Bonds                 6.66          5.90
30-year U.S. Treasury Bonds                 6.49          6.10


Investment Strategy

As previously noted, the Fund seeks high current income consistent with liquidity and safety of capital. The Fund seeks to achieve its objective primarily through investments in varied maturity mortgage-backed debt obligations such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

During the period covered by this report interest rates rose and bond prices declined, and our income-oriented strategy's focus was on selling lower coupon mortgage-backed securities in the 7% range and buying higher coupon mortgages at the 8% level. For the most part, bond fund managers were penalized for taking aggressive maturity positions the past six months. (Maturity is reaching the date at which a debt instrument is due and payable.)

To maintain the Fund's neutral duration during the period, we also purchased longer dated U.S. Treasuries. (Duration is a common gauge of the price sensitivity of an asset or portfolio to a change in interest rates.) The Fund's performance generally mirrored the performance of short maturity 1-year U.S. Treasuries.


Market Outlook

It is our belief that the Fed will most likely maintain a tight monetary policy over the near term. We also think that many bond market investors will closely watch for a possible continuation of the current stock market correction. In our view, bond market investors are worried that the "wealth factor" from stock market investments may have created a false sense of prosperity, particularly if consumers accumulate higher levels of personal debt. As the U.S. Treasury proceeds with its security buyback program, we think that short-term rates may go higher.

In closing, thank you for investing in the Smith Barney Managed Governments Fund Inc. We look forward to helping you pursue your financial goals in the new century.

Sincerely,

/s/ Heath B. McLendon                          /s/ James E. Conroy

Heath B. McLendon                              James E. Conroy
Chairman                                       Vice President and
                                               Investment Officer

February 29, 2000

-----------
2 Source: Bloomberg L.P.

--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                    Net Asset Value
                               --------------------------
                               Beginning           End            Income        Capital Gain        Return            Total
Period Ended                   of Period        of Period        Dividends      Distributions     of Capital        Returns(1)
===============================================================================================================================
1/31/00                            $12.09            $11.82           $0.35            $0.00             $0.00            0.62%+
-------------------------------------------------------------------------------------------------------------------------------
7/31/99                             12.73             12.09            0.72             0.00              0.00            0.58
-------------------------------------------------------------------------------------------------------------------------------
7/31/98                             12.84             12.73            0.80             0.00              0.00            5.51
-------------------------------------------------------------------------------------------------------------------------------
7/31/97                             12.27             12.84            0.82             0.00              0.00           11.80
-------------------------------------------------------------------------------------------------------------------------------
7/31/96                             12.63             12.27            0.82             0.00              0.01            3.76
-------------------------------------------------------------------------------------------------------------------------------
7/31/95                             12.50             12.63            0.74             0.00              0.04            7.67
-------------------------------------------------------------------------------------------------------------------------------
7/31/94                             13.29             12.50            0.61             0.00              0.19            0.08
-------------------------------------------------------------------------------------------------------------------------------
7/31/93                             12.88             13.29            0.66             0.23              0.00           10.43
-------------------------------------------------------------------------------------------------------------------------------
7/31/92                             12.09             12.88            0.91             0.00              0.08           15.25
-------------------------------------------------------------------------------------------------------------------------------
7/31/91                             12.13             12.09            0.98             0.00              0.11            9.02
-------------------------------------------------------------------------------------------------------------------------------
7/31/90                             12.19             12.13            1.07             0.00              0.03            9.01
===============================================================================================================================
  Total                                                               $8.48            $0.23             $0.46
===============================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                   ---------------------------
                                    Beginning           End            Income        Capital Gain        Return            Total
Period Ended                        of Period        of Period        Dividends      Distributions     of Capital        Returns(1)
===================================================================================================================================
1/31/00                              $12.09            $11.82           $0.31            $0.00            $0.00            0.34%+
-----------------------------------------------------------------------------------------------------------------------------------
7/31/99                               12.73             12.09            0.66             0.00             0.00            0.06
-----------------------------------------------------------------------------------------------------------------------------------
7/31/98                               12.84             12.73            0.73             0.00             0.00            4.99
-----------------------------------------------------------------------------------------------------------------------------------
7/31/97                               12.27             12.84            0.76             0.00             0.00           11.23
-----------------------------------------------------------------------------------------------------------------------------------
7/31/96                               12.63             12.27            0.76             0.00             0.01            3.24
-----------------------------------------------------------------------------------------------------------------------------------
7/31/95                               12.50             12.63            0.67             0.00             0.04            7.04
-----------------------------------------------------------------------------------------------------------------------------------
7/31/94                               13.29             12.50            0.56             0.00             0.17           (0.46)
-----------------------------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93                 12.64             13.29            0.41             0.16             0.00            9.92+
===================================================================================================================================
  Total                                                                 $4.86            $0.16            $0.22
===================================================================================================================================

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     3

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                    --------------------------
                                    Beginning           End            Income        Capital Gain        Return            Total
Period Ended                        of Period        of Period        Dividends      Distributions     of Capital        Returns(1)
===================================================================================================================================
1/31/00                               $12.09           $11.82           $0.32            $0.00            $0.00            0.39%+
-----------------------------------------------------------------------------------------------------------------------------------
7/31/99                                12.73            12.09            0.67             0.00             0.00            0.15
-----------------------------------------------------------------------------------------------------------------------------------
7/31/98                                12.84            12.73            0.74             0.00             0.00            5.07
-----------------------------------------------------------------------------------------------------------------------------------
7/31/97                                12.27            12.84            0.76             0.00             0.00           11.26
-----------------------------------------------------------------------------------------------------------------------------------
7/31/96                                12.63            12.27            0.76             0.00             0.01            3.25
-----------------------------------------------------------------------------------------------------------------------------------
7/31/95                                12.50            12.63            0.67             0.00             0.04            7.04
-----------------------------------------------------------------------------------------------------------------------------------
7/31/94                                13.29            12.50            0.56             0.00             0.17           (0.46)
-----------------------------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93                  13.18            13.29            0.03             0.02             0.00            1.25+
===================================================================================================================================
  Total                                                                 $4.51            $0.02            $0.22
===================================================================================================================================

--------------------------------------------------------------------------------
 Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                    --------------------------
                                    Beginning           End            Income        Capital Gain        Return            Total
Period Ended                        of Period        of Period        Dividends      Distributions     of Capital        Returns(1)
===================================================================================================================================
1/31/00                               $12.10           $11.82           $0.37            $0.00             $0.00            0.72%+
-----------------------------------------------------------------------------------------------------------------------------------
7/31/99                                12.74            12.10            0.77             0.00              0.00            0.92
-----------------------------------------------------------------------------------------------------------------------------------
7/31/98                                12.84            12.74            0.84             0.00              0.00            5.94
-----------------------------------------------------------------------------------------------------------------------------------
7/31/97                                12.27            12.84            0.86             0.00              0.00           12.16
-----------------------------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/96                  12.86            12.27            0.44             0.00              0.01           (1.10)+
===================================================================================================================================
  Total                                                                 $3.28            $0.00             $0.01
===================================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                                                   Without Sales Charges(1)
                                                              -------------------------------------------------------------------
                                                              Class A          Class B           Class L            Class Y
=================================================================================================================================
Six Months Ended 1/31/00+                                      0.62%             0.34%             0.39%              0.72%
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 1/31/00                                            (1.80)            (2.33)            (2.25)             (1.52)
---------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 1/31/00                                       5.83              5.28              5.34                N/A
---------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 1/31/00                                        7.01               N/A               N/A                N/A
---------------------------------------------------------------------------------------------------------------------------------
Inception* through 1/31/00                                     7.98              4.94              4.17               4.56
=================================================================================================================================
                                                                                   With Sales Charges(2)
                                                             --------------------------------------------------------------------
                                                             Class A           Class B           Class L            Class Y
=================================================================================================================================
Six Months Ended 1/31/00+                                     (3.91)%           (4.06)%           (1.57)%             0.72%
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 1/31/00                                            (6.22)            (6.51)            (4.15)             (1.52)
---------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 1/31/00                                       4.87              5.12              5.13                N/A
---------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 1/31/00                                        6.52               N/A               N/A                N/A
---------------------------------------------------------------------------------------------------------------------------------
Inception* through 1/31/00                                     7.65              4.94              4.02               4.56
=================================================================================================================================

--------------------------------------------------------------------------------
 Cumulative Total Returns
--------------------------------------------------------------------------------

                                                   Without Sales Charges(1)
================================================================================
Class A (1/31/90 through 1/31/00)                              96.90%
--------------------------------------------------------------------------------
Class B (Inception* through 1/31/00)                           41.77
--------------------------------------------------------------------------------
Class L (Inception* through 1/31/00)                           30.96
--------------------------------------------------------------------------------
Class Y (Inception* through 1/31/00)                           19.46
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
  + Total return is not annualized, as it may not be representative of the total return for the year.
  * Inception dates for Class A, B, L and Y shares are September 4, 1984, November 6, 1992, June 29, 1993 and February 7, 1996, respectively.

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     5

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the Smith Barney Managed Governments Fund Inc. vs. Lehman Brothers Government Bond Index and Lipper Mortgage Securities Average+

--------------------------------------------------------------------------------
                          January 1990 -- January 2000

                                    [GRAPH]


                    Smith Barney                         Lehman Brothers
                Managed Governments    Lipper Mortgage     Government
                     Fund Inc.       Securities Average    Bond Index

    Jan 1990           9,552              10,000              10,000

   July 1990          10,153              10,555              10,501

   July 1991          11,068              11,661              11,555

   July 1992          12,757              13,201              13,317

   July 1993          14,087              14,320              14,756

   July 1994          14,098              14,035              14,736

   July 1995           15180              15,262              17,310

   July 1996          15,749              16,016              18,204

   July 1997          17,613              17,626              20,056

   July 1998          18,585              18,730              21,731

   July 1999          18,692              19,032              22,327

    Jan 2000          18,808              19,163              22,399


+ Hypothetical illustration of $10,000 invested in Class A shares on January 31, 1990, assuming deduction of the maximum 4.50% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2000. The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies and has an average maturity of approximately nine years. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper, Inc. U.S. Mortgage Securities Bond Fund Average ("Lipper Mortgage Securities Average") is composed of the Fund's peer group of mutual funds (63 funds as of January 31, 2000) investing in U.S. mortgage-backed securities. Lipper, Inc. is a widely-recognized mutual fund information service. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Investment Breakdown*
--------------------------------------------------------------------------------

                                    [GRAPH]


                         FNMA                   20.5%
                         U.S. Treasury Notes     5.0%
                         GNMA                   74.5%

* As a percentage of total investments.

U.S. Treasury Securities are debt obligations of the United States Government. They are secured by the full faith and credit of the Federal Government, and include such instruments as Treasury bonds, notes and bills.

Mortgage-Backed Securities are debt securities issued by U.S. Government Agencies such as the Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) and Government National Mortgage Association (GNMA). They represent thousands of individual home mortgages that are pooled to form securities. As homeowners pay interest and principal each month, these payments are passed on to investors. Mortgage-backed securities are backed by the full faith and credit of the issuing agency.


--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                            January 31, 2000
--------------------------------------------------------------------------------

   Face
   Amount                      SECURITY                                                                    VALUE
======================================================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS-- 100.0%
$   25,000,000    U.S. Treasury Note, 5.875% due 11/15/04                                              $ 24,174,250
                  Federal National Mortgage Association (FNMA):
     3,709,572      7.500% due 9/1/29+                                                                    3,621,471
    70,316,219      7.000% due 12/1/29+                                                                  67,041,594
   102,000,000      Zero coupon bond to yield 7.139% due 6/1/17                                          29,632,020
                  Government National Mortgage Association I (GNMA):
    62,748,107      6.500% due 10/15/28+                                                                 57,983,016
    25,000,000      8.000% due 2/15/29*                                                                  24,929,500
    64,058,740      7.000% due 5/15/29+                                                                  60,975,592
    75,464,078      7.500% due 7/15/29+                                                                  73,600,870
   146,505,074      8.000% due 12/15/29+++                                                              146,184,228
----------------------------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $507,315,869**)                                                          $488,142,541
======================================================================================================================

  + Date shown represents the last in range of maturity dates of mortgage certificates owned.
  * Security has been issued on a "to-be-announced" basis (See Note 9).
 ++ Security partially segregated by custodian for "to-be-announced" trades. ** Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     7

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                January 31, 2000
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost-- $507,315,869)                   $488,142,541
     Receivable for Fund shares sold                                    309,132
     Interest receivable                                              3,033,692
     Other assets                                                         3,011
--------------------------------------------------------------------------------
     Total Assets                                                   491,488,376
--------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                25,069,792
     Payable to bank                                                    278,187
     Investment advisory fees payable                                   179,794
     Administration fees payable                                         79,908
     Payable for Fund shares purchased                                   19,106
     Distribution fees payable                                            4,633
     Other liabilities                                                1,119,399
     Accrued expenses                                                    78,236
--------------------------------------------------------------------------------
     Total Liabilities                                               26,829,055
--------------------------------------------------------------------------------
Total Net Assets                                                   $464,659,321
================================================================================
NET ASSETS:
     Par value of capital shares                                   $     39,312
     Capital paid in excess of par value                            516,470,061
     Overdistributed net investment income                             (750,884)
     Accumulated net realized loss from security transactions       (31,925,840)
     Net unrealized depreciation of investments                     (19,173,328)
--------------------------------------------------------------------------------
Total Net Assets                                                   $464,659,321
================================================================================
Shares Outstanding:
     Class A                                                         24,549,088
     ---------------------------------------------------------------------------
     Class B                                                          4,162,258
     ---------------------------------------------------------------------------
     Class L                                                            323,678
     ---------------------------------------------------------------------------
     Class Y                                                         10,277,374
     ---------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                      $11.82
     ---------------------------------------------------------------------------
     Class B *                                                           $11.82
     ---------------------------------------------------------------------------
     Class L **                                                          $11.82
     ---------------------------------------------------------------------------
     Class Y (and redemption price)                                      $11.82
     ---------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.71% of net asset value per share)   $12.38
     ---------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)   $11.94
================================================================================

  * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase.
 ** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)    For the Six Months Ended January 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                      $ 17,082,874
--------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 2)                                1,111,396
     Distribution fees (Note 2)                                         616,185
     Administration fees (Note 2)                                       493,954
     Shareholder and system servicing fees                              138,747
     Registration fees                                                   50,684
     Shareholder communication fees                                      37,052
     Audit and legal                                                     32,945
     Directors' fees                                                     30,410
     Custody                                                             17,288
     Other                                                                8,111
--------------------------------------------------------------------------------
     Total Expenses                                                   2,536,772
--------------------------------------------------------------------------------
Net Investment Income                                                14,546,102
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS (NOTE 3):
     Realized Loss From Security Transactions
       (excluding short-term securities):
        Proceeds from sales                                         203,211,670
        Cost of securities sold                                     207,621,055
--------------------------------------------------------------------------------
     Net Realized Loss                                               (4,409,385)
--------------------------------------------------------------------------------
     Change in Net Unrealized Depreciation of Investments:
        Beginning of period                                         (12,258,704)
        End of period                                               (19,173,328)
--------------------------------------------------------------------------------
     Increase in Net Unrealized Depreciation                         (6,914,624)
--------------------------------------------------------------------------------
Net Loss on Investments                                             (11,324,009)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $   3,222,093
================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     9

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2000 (unaudited)
and the Year Ended July 31, 1999
                                                       2000            1999
================================================================================
OPERATIONS:
     Net investment income                         $ 14,546,102    $ 27,915,680
     Net realized loss                               (4,409,385)     (9,401,797)
     Increase in net unrealized depreciation         (6,914,624)    (14,584,287)
--------------------------------------------------------------------------------
     Increase in Net Assets From Operations           3,222,093       3,929,596
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                          (14,058,031)    (30,793,285)
--------------------------------------------------------------------------------
     Decrease in Net Assets From
        Distributions to Shareholders               (14,058,031)    (30,793,285)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
     Net proceeds from sale of shares                29,723,673     127,955,837
     Net asset value of shares issued for
        reinvestment of dividends                     6,838,432      15,923,744
     Cost of shares reacquired                      (66,830,311)   (152,838,825)
--------------------------------------------------------------------------------
     Decrease in Net Assets From
        Fund Share Transactions                     (30,268,206)     (8,959,244)
--------------------------------------------------------------------------------
Decrease in Net Assets                              (41,104,144)    (35,822,933)

NET ASSETS:
     Beginning of period                            505,763,465     541,586,398
--------------------------------------------------------------------------------
     End of period*                                $464,659,321    $505,763,465
================================================================================
* Includes overdistributed net investment income of:  $(750,884)    $(1,238,955)
================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Managed Governments Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c)securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d)securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e)securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) interest income is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of the relative net assets of each class; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At July 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $1,384,574 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by these changes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


2. Investment Advisory Agreement,
   Administration Agreement and
   Other Transactions

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SSBC an investment advisory fee calculated at an annual rate of 0.45% of the average daily net assets up to $1 billion and 0.415% of the average daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly.

Effective October 1999, Smith Barney Private Trust Company ("Private Trust"), another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Fund Services ("PFPC") became the sub-transfer agent. Private Trust receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by Private Trust. During the period October 1, 1999 through January 31, 2000, the Fund paid transfer agent fees of $86,091 to Private Trust.

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    11

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $1 billion and 0.185% of the average daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly.

CFBDS, Inc. ("CFBDS") acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2000, CFBDS and SSB received sales charges of approximately $81,000 and $5,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                                       Class B        Class L
================================================================================
CDSCs                                                  $39,000         $1,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended January31, 2000, total Distribution Plan fees incurred were:

                                      Class A        Class B        Class L
================================================================================
Distribution Plan Fees                $390,334       $211,794        $14,057
================================================================================

All officers and one Director of the Fund are employees of SSB.


3. Investments

During the six months ended January 31, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $229,799,672
--------------------------------------------------------------------------------
Sales                                                               203,211,670
================================================================================

At January 31, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $         --
Gross unrealized depreciation                                       (19,173,328)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(19,173,328)
================================================================================


4. Capital Loss Carryforward

At July 31, 1999, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $13,805,000 available, subject to certain limitations, to offset future capital gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and expiration of the carryforwards are indicated below. Expiration occurs on July 31 of the year indicated:

                                                       2003           2004
================================================================================
Carryforward Amounts                                $10,207,000    $3,598,000
================================================================================

--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


6. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

During the six months ended January 31, 2000, the Fund had no reverse repurchase agreements outstanding.


7. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At January 31, 2000, the Fund had no purchased call or put options outstanding.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any decrease in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended January 31, 2000, the Fund did not write any call or put options.

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    13

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

8. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At January 31, 2000, the Fund had no open futures contracts.


9. Securities Traded on a
   To-Be-Announced Basis

The Fund may trade portfolio securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuation and their current value is determined in the same manner as for other portfolio securities.

At January 31, 2000, the Fund held one TBA security with a total cost of $24,953,129.


10. Dollar Roll Transactions

The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be invested and the income from these investments, together with any additional income received on the sale, will generate income for the Fund exceeding the yield on the securities sold.

At January 31, 2000, the Fund had no open dollar roll transactions.


11. Capital Shares

At January 31, 2000, the Fund had 500 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At January 31, 2000, total paid-in capital amounted to the following for each class:

                                                                       Amount
================================================================================
Class A                                                             $359,346,320
--------------------------------------------------------------------------------
Class B                                                               25,887,370
--------------------------------------------------------------------------------
Class L                                                                3,973,047
--------------------------------------------------------------------------------
Class Y                                                              127,302,636
================================================================================

--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                                         Six Months Ended                               Year Ended
                                                         January 31, 2000                              July 31, 1999
                                               -------------------------------------       -------------------------------------
                                                 Shares                  Amount               Shares                  Amount
--------------------------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                      1,419,709              $ 17,139,865          5,941,483           $  76,042,708
Shares issued on reinvestment                      486,640                 5,875,851          1,067,610              13,435,336
Shares reacquired                               (3,973,910)              (47,970,660)        (9,789,455)           (124,581,005)
--------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                    (2,067,561)             $(24,954,944)        (2,780,362)          $ (35,102,961)
================================================================================================================================
Class B
Shares sold                                        345,990              $  4,178,921          1,099,653           $  14,006,795
Shares issued on reinvestment                       73,221                   884,212            183,648               2,312,409
Shares reacquired                               (1,336,030)              (16,096,980)        (2,013,572)            (25,429,750)
--------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                      (916,819)             $(11,033,847)          (730,271)          $  (9,110,546)
================================================================================================================================
Class L
Shares sold                                         52,645              $    632,955            316,056           $   4,011,658
Shares issued on reinvestment                        6,490                    78,369             14,009                 175,999
Shares reacquired                                 (108,086)               (1,306,484)          (178,371)             (2,253,226)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            (48,951)             $   (595,160)           151,694           $   1,934,431
================================================================================================================================
Class Y
Shares sold                                        644,461              $  7,771,932          2,671,406           $  33,894,676
Shares issued on reinvestment                           --                        --                 --                      --
Shares reacquired                                 (120,913)               (1,456,187)           (46,198)               (574,844)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase                                       523,548              $  6,315,745          2,625,208           $  33,319,832
================================================================================================================================

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    15

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended July 31, except where noted:

Class A Shares                                2000(1)(2)           1999(2)        1998          1997(2)       1996(2)        1995
===================================================================================================================================
Net Asset Value, Beginning of Period            $12.09             $12.73        $12.84         $12.27        $12.63        $12.50
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.36               0.65          0.75           0.80          0.81          0.81
   Net realized and unrealized gain (loss)       (0.28)             (0.57)        (0.06)          0.59         (0.34)         0.10
-----------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.08               0.08          0.69           1.39          0.47          0.91
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.35)             (0.72)        (0.80)         (0.82)        (0.82)        (0.74)
   Capital                                          --                 --            --             --         (0.01)        (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.35)             (0.72)        (0.80)         (0.82)        (0.83)        (0.78)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.82             $12.09        $12.73         $12.84        $12.27        $12.63
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      0.62%++            0.58%         5.51%         11.80%         3.76%         7.67%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $290,141           $321,860      $374,109       $414,571      $454,679      $528,533
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                          5.90%+             5.18%         5.78%          6.43%         6.46%         6.57%
   Interest expense                                 --                 --          0.13           0.22          0.47          0.14
   Other expenses                                 1.05+              1.04          1.03           1.01          1.04          1.07
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             42%               205%          363%           121%          275%          292%
===================================================================================================================================

Class B Shares                                2000(1)(2)           1999(2)       1998(2)        1997(2)       1996(2)        1995
===================================================================================================================================
Net Asset Value, Beginning of Period            $12.09             $12.73        $12.84         $12.27        $12.63        $12.50
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.32               0.59          0.67           0.74          0.75          0.75
   Net realized and unrealized gain (loss)       (0.28)             (0.57)        (0.05)          0.59         (0.34)         0.09
-----------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.04               0.02          0.62           1.33          0.41          0.84
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.31)             (0.66)        (0.73)         (0.76)        (0.76)        (0.67)
   Capital                                          --                 --            --             --         (0.01)        (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.31)             (0.66)        (0.73)         (0.76)        (0.77)        (0.71)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.82             $12.09        $12.73         $12.84        $12.27        $12.63
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      0.34%++            0.06%         4.99%         11.23%         3.24%         7.04%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $49,178            $61,391       $73,905        $96,747      $110,724      $132,882
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                          5.38%+             4.64%         5.27%          5.91%         5.94%         6.07%
   Interest expense                                 --                 --          0.13           0.22          0.47          0.14
   Other expenses                                 1.58+              1.57          1.56           1.53          1.56          1.57
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             42%               205%          363%           121%          275%          292%
===================================================================================================================================

(1) For the six months ended January 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended July 31, except where noted:

Class L Shares                                2000(1)(2)           1999(2)      1998(2)(3)      1997(2)        1996(2)       1995
===================================================================================================================================
Net Asset Value, Beginning of Period            $12.09             $12.73        $12.84         $12.27        $12.63        $12.50
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.33               0.61          0.67           0.74          0.75          0.76
   Net realized and unrealized gain (loss)       (0.28)             (0.58)        (0.04)          0.59         (0.34)         0.08
-----------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.05               0.03          0.63           1.33          0.41          0.84
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.32)             (0.67)        (0.74)         (0.76)        (0.76)        (0.67)
   Capital                                          --              --            --             --            (0.01)        (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.32)             (0.67)        (0.74)         (0.76)        (0.77)        (0.71)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.82             $12.09        $12.73         $12.84        $12.27        $12.63
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      0.39%++            0.15%         5.07%         11.26%         3.25%         7.04%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $3,825             $4,505        $2,811         $1,866        $1,238          $299
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                          5.44%+             4.76%         5.28%          6.01%         5.99%         6.12%
   Interest expense                                 --              --             0.13           0.22          0.47          0.14
   Other expenses                                 1.51+              1.48          1.49           1.46          1.49          1.52
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             42%               205%          363%           121%          275%          292%
===================================================================================================================================

Class Y Shares                                  2000(1)(2)        1999(2)        1998           1997(2)     1996(2)(4)
=========================================================================================================================
Net Asset Value, Beginning of Period            $12.10             $12.74        $12.84         $12.27        $12.86
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.38               0.70          0.80           0.84          0.35
   Net realized and unrealized gain (loss)       (0.29)             (0.57)        (0.06)          0.59         (0.49)
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.09               0.13          0.74           1.43         (0.14)
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.37)             (0.77)        (0.84)         (0.86)        (0.44)
   Capital                                          --              --            --             --            (0.01)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.37)             (0.77)        (0.84)         (0.86)        (0.45)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.82             $12.10        $12.74         $12.84        $12.27
-------------------------------------------------------------------------------------------------------------------------
Total Return                                      0.72%++            0.92%         5.94%         12.16%        (1.10)%++
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $121,515           $118,007       $90,761        $85,194       $27,215
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                          6.25%+             5.54%         6.10%          6.82%         6.62%+
   Interest expense                                 --              --             0.13           0.22          0.47+
   Other expenses                                 0.71+              0.70          0.69           0.62          0.78+
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             42%               205%          363%           121%          275%
=========================================================================================================================

(1) For the six months ended January 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
(4) For the period from February 7, 1996 (inception date) to July 31, 1996.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    17

Smith Barney
Managed
Governments
Fund Inc.

Directors

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

James E. Conroy
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary


Investment Adviser
SSB Citi Fund Management LLC

Distributor
CFBDS, Inc.

Custodian
PNC Bank, N.A.

Transfer Agent
Smith Barney Private Trust Company
388 Greenwich Street, 22nd Floor
New York, New York 10013

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699


This report is submitted for the general information of shareholders of Smith Barney Managed Governments Fund Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after March 31, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.


[LOGO OF SALOMON SMITH BARNEY]

Smith Barney Managed
Governments Fund Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds


FD01181 3/00